BNY Mellon Institutional S&P 500 Stock Index Fund
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4%
Automobiles & Components — 2.3%
Aptiv PLC(a)	5,190	393,142
Ford Motor Co.	92,278	1,280,819
General Motors Co.	21,840	1,834,560
Tesla, Inc.(a)	66,387	28,573,629
		32,082,150
Banks — 3.5%
Bank of America Corp.	158,724	8,444,117
Citigroup, Inc.	42,273	4,891,409
Citizens Financial Group, Inc.	10,017	630,871
Fifth Third Bancorp(b)	19,828	995,762
Huntington Bancshares, Inc.	43,896	767,302
JPMorgan Chase & Co.	64,315	19,673,315
KeyCorp	21,860	470,427
M&T Bank Corp.	3,686	816,707
Regions Financial Corp.	19,959	568,831
The PNC Financial Services Group, Inc.	9,210	2,056,593
Truist Financial Corp.	30,510	1,568,824
U.S. Bancorp	36,533	2,049,867
Wells Fargo & Co.	74,163	6,711,010
		49,645,035
Capital Goods — 6.3%
3M Co.	12,504	1,915,113
A.O. Smith Corp.	2,902	213,268
Allegion PLC	2,126	351,619
AMETEK, Inc.	5,437	1,217,779
Axon Enterprise, Inc.(a)	1,853	896,074
Builders FirstSource, Inc.(a)	2,634	301,330
Carrier Global Corp.	18,619	1,109,320
Caterpillar, Inc.	11,056	7,267,772
Comfort Systems USA, Inc.	825	942,233
Cummins, Inc.	3,225	1,866,694
Deere & Co.	5,974	3,154,272
Dover Corp.	3,311	667,133
Eaton Corp. PLC	9,239	3,246,769
EMCOR Group, Inc.	1,088	784,154
Emerson Electric Co.	13,165	1,934,728
Fastenal Co.	26,956	1,168,812
Fortive Corp.	7,209	380,707
GE Vernova, Inc.	6,410	4,656,032
Generac Holdings, Inc.(a)	1,460	245,338
General Dynamics Corp.	5,973	2,097,061
General Electric Co.	24,921	7,645,514
Honeywell International, Inc.	14,898	3,389,593
Howmet Aerospace, Inc.	9,458	1,968,021
Hubbell, Inc.	1,264	616,756
Huntington Ingalls Industries, Inc.	935	393,177
IDEX Corp.	1,829	363,148
Illinois Tool Works, Inc.	6,300	1,645,938

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Capital Goods — 6.3% (continued)
Ingersoll Rand, Inc.	8,563	737,189
Johnson Controls International PLC	14,249	1,699,336
L3Harris Technologies, Inc.	4,433	1,519,854
Lennox International, Inc.	714	353,487
Lockheed Martin Corp.	4,817	3,055,038
Masco Corp.	4,731	312,672
Nordson Corp.	1,258	345,359
Northrop Grumman Corp.	3,146	2,177,850
Otis Worldwide Corp.	9,409	803,717
PACCAR, Inc.	12,489	1,535,023
Parker-Hannifin Corp.	2,997	2,804,712
Pentair PLC	3,807	401,144
Quanta Services, Inc.	3,559	1,689,208
Rockwell Automation, Inc.	2,697	1,137,190
RTX Corp.	31,677	6,364,860
Snap-on, Inc.	1,209	442,627
Stanley Black & Decker, Inc.	3,730	293,402
Textron, Inc.	4,157	366,065
The Boeing Company(a)	18,500	4,323,820
Trane Technologies PLC	5,218	2,194,586
TransDigm Group, Inc.	1,316	1,878,643
United Rentals, Inc.	1,506	1,177,782
W.W. Grainger, Inc.	1,030	1,112,338
Westinghouse Air Brake Technologies Corp.	3,996	919,639
Xylem, Inc.	5,790	798,267
		88,882,163
Commercial & Professional Services — .9%
Automatic Data Processing, Inc.	9,579	2,364,289
Broadridge Financial Solutions, Inc.	2,670	526,284
Cintas Corp.	8,145	1,558,872
Copart, Inc.(a)	20,536	833,351
Dayforce, Inc.(a)	4,008	277,634
Equifax, Inc.	2,806	565,128
Jacobs Solutions, Inc.	2,717	367,502
Leidos Holdings, Inc.	2,986	562,204
Paychex, Inc.	7,832	807,714
Paycom Software, Inc.	1,169	157,523
Republic Services, Inc.	4,701	1,011,138
Rollins, Inc.	6,892	436,539
Veralto Corp.	6,054	599,225
Verisk Analytics, Inc.	3,316	721,097
Waste Management, Inc.	8,650	1,922,376
		12,710,876
Consumer Discretionary Distribution & Retail — 5.8%
Amazon.com, Inc.(a)	229,832	54,998,798
AutoZone, Inc.(a)	395	1,463,195
Best Buy Co., Inc.	4,651	302,780
Carvana Co.(a)	3,361	1,348,131
eBay, Inc.	10,777	983,078
Genuine Parts Co.	3,188	443,100
Lowe’s Companies, Inc.	13,357	3,567,120

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Consumer Discretionary Distribution & Retail — 5.8% (continued)
O’Reilly Automotive, Inc.(a)	19,778	1,946,353
Pool Corp.	836	212,419
Ross Stores, Inc.	7,705	1,453,548
The Home Depot, Inc.	23,517	8,809,233
The TJX Companies, Inc.	26,293	3,938,954
Tractor Supply Co.	12,284	625,010
Ulta Beauty, Inc.(a)	1,033	668,723
Williams-Sonoma, Inc.(b)	2,948	603,308
		81,363,750
Consumer Durables & Apparel — .5%
D.R. Horton, Inc.	6,424	956,148
Deckers Outdoor Corp.(a)	3,663	437,142
Garmin Ltd.	3,861	778,532
Hasbro, Inc.	3,016	269,359
Lennar Corp., Cl. A	5,078	555,279
Lululemon Athletica, Inc.(a)	2,596	453,002
NIKE, Inc., Cl. B	28,382	1,754,292
NVR, Inc.(a)	64	488,687
PulteGroup, Inc.	4,708	588,924
Ralph Lauren Corp.	962	339,980
Tapestry, Inc.	4,799	609,041
		7,230,386
Consumer Services — 1.8%
Airbnb, Inc., Cl. A(a)	10,110	1,307,931
Booking Holdings, Inc.	761	3,806,400
Carnival Corp.(a)	25,824	775,236
Chipotle Mexican Grill, Inc.(a)	31,289	1,216,203
Darden Restaurants, Inc.	2,769	552,000
Domino’s Pizza, Inc.	729	299,131
DoorDash, Inc., Cl. A(a)	8,784	1,797,382
Expedia Group, Inc.	2,812	744,730
Hilton Worldwide Holdings, Inc.	5,547	1,655,835
Las Vegas Sands Corp.	6,980	368,055
Marriott International, Inc., Cl. A	5,192	1,637,038
McDonald’s Corp.	16,825	5,299,875
MGM Resorts International(a)	4,687	157,202
Norwegian Cruise Line Holdings Ltd.(a)	10,305	226,298
Royal Caribbean Cruises Ltd.	5,924	1,923,227
Starbucks Corp.	26,855	2,469,317
Wynn Resorts Ltd.	2,051	220,380
Yum! Brands, Inc.	6,505	1,011,528
		25,467,768
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	10,470	9,844,417
Dollar General Corp.	5,115	733,644
Dollar Tree, Inc.(a)	4,396	516,926
Sysco Corp.	11,415	957,148
Target Corp.	10,720	1,130,638
The Kroger Company	14,276	897,247
Walmart, Inc.	103,600	12,342,904
		26,422,924

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Energy — 3.2%
APA Corp.(b)	7,627	201,429
Baker Hughes Co.	23,691	1,327,644
Chevron Corp.	44,716	7,910,260
ConocoPhillips	29,195	3,042,995
Coterra Energy, Inc.	17,625	508,481
Devon Energy Corp.	14,464	581,597
Diamondback Energy, Inc.	4,466	732,201
EOG Resources, Inc.	12,887	1,445,019
EQT Corp.	15,023	867,278
Expand Energy Corp.	5,746	645,908
Exxon Mobil Corp.	99,633	14,088,106
Halliburton Co.	19,449	651,930
Kinder Morgan, Inc.	45,681	1,392,814
Marathon Petroleum Corp.	7,113	1,253,239
Occidental Petroleum Corp.	16,606	753,746
ONEOK, Inc.	14,858	1,176,605
Phillips 66	9,544	1,370,137
SLB Ltd.	35,496	1,717,297
Targa Resources Corp.	5,138	1,032,635
Texas Pacific Land Corp.(b)	1,380	480,737
The Williams Companies, Inc.	28,518	1,918,121
Valero Energy Corp.	7,221	1,310,106
		44,408,285
Equity Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities, Inc.(c)	3,312	180,968
American Tower Corp.(c)	10,986	1,969,570
AvalonBay Communities, Inc.(c)	3,466	615,804
BXP, Inc.(b),(c)	3,763	243,353
Camden Property Trust(c)	2,492	271,753
Crown Castle, Inc.(c)	10,190	884,594
Digital Realty Trust, Inc.(c)	7,506	1,245,621
Equinix, Inc.(c)	2,296	1,884,855
Equity Residential(c)	7,983	497,501
Essex Property Trust, Inc.(c)	1,591	400,725
Extra Space Storage, Inc.(c)	4,902	676,329
Federal Realty Investment Trust(c)	1,798	181,886
Healthpeak Properties, Inc.(c)	17,606	303,527
Host Hotels & Resorts, Inc.(c)	15,713	291,162
Invitation Homes, Inc.(c)	13,613	363,876
Iron Mountain, Inc.(c)	6,829	629,156
Kimco Realty Corp.(c)	17,087	360,194
Mid-America Apartment Communities, Inc.(c)	2,929	393,365
Prologis, Inc.(c)	22,078	2,882,504
Public Storage(c)	3,707	1,023,836
Realty Income Corp.(c)	21,782	1,332,187
Regency Centers Corp.(c)	4,051	295,196
SBA Communications Corp.(c)	2,416	444,810
Simon Property Group, Inc.(c)	7,733	1,479,400
UDR, Inc.(c)	6,830	253,735
Ventas, Inc.(c)	10,979	852,739
VICI Properties, Inc.(c)	24,706	693,744

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Equity Real Estate Investment Trusts — 1.7% (continued)
Welltower, Inc.(c)	16,329	3,075,730
Weyerhaeuser Co.(c)	16,462	424,390
		24,152,510
Financial Services — 7.6%
American Express Co.	12,694	4,470,446
Ameriprise Financial, Inc.	2,192	1,155,601
Apollo Global Management, Inc.	11,092	1,492,318
Ares Management Corp., Cl. A	4,875	729,641
Berkshire Hathaway, Inc., Cl. B(a)	43,323	20,818,001
Blackrock, Inc.	3,402	3,806,634
Blackstone, Inc.	17,547	2,499,044
Block, Inc.(a)	13,027	787,222
Capital One Financial Corp.	14,980	3,279,571
Cboe Global Markets, Inc.	2,448	648,867
CME Group, Inc.	8,527	2,464,815
Coinbase Global, Inc., Cl. A(a)	5,415	1,054,517
Corpay, Inc.(a)	1,653	520,083
FactSet Research Systems, Inc.	875	222,565
Fidelity National Information Services, Inc.	11,944	659,906
Fiserv, Inc.(a)	12,532	798,664
Franklin Resources, Inc.	6,508	173,243
Global Payments, Inc.	5,730	411,070
Interactive Brokers Group, Inc., Cl. A	10,849	812,373
Intercontinental Exchange, Inc.	13,457	2,338,557
Invesco Ltd.	9,814	267,824
Jack Henry & Associates, Inc.	1,631	292,292
KKR & Co., Inc.	16,171	1,847,698
Mastercard, Inc., Cl. A	19,372	10,437,440
Moody’s Corp.	3,661	1,887,465
Morgan Stanley	28,537	5,216,564
MSCI, Inc.	1,770	1,078,319
Nasdaq, Inc.	10,744	1,040,986
Northern Trust Corp.	4,433	662,423
PayPal Holdings, Inc.	22,213	1,170,403
Raymond James Financial, Inc.	4,202	696,944
Robinhood Markets, Inc., Cl. A(a)	18,554	1,845,752
S&P Global, Inc.	7,317	3,861,839
State Street Corp.	6,521	853,338
Synchrony Financial	8,413	611,036
T. Rowe Price Group, Inc.	5,288	558,836
The Bank of New York Mellon Corp.(d)	16,642	1,995,709
The Charles Schwab Corp.	39,444	4,099,021
The Goldman Sachs Group, Inc.	7,086	6,628,315
Visa, Inc., Cl. A(b)	39,871	12,831,684
		107,027,026
Food, Beverage & Tobacco — 2.2%
Altria Group, Inc.	39,683	2,459,949
Archer-Daniels-Midland Co.	11,113	748,016
Brown-Forman Corp., Cl. B(b)	3,729	102,063
Bunge Global SA	3,401	387,306
Conagra Brands, Inc.(b)	10,279	190,264

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Food, Beverage & Tobacco — 2.2% (continued)
Constellation Brands, Inc., Cl. A	3,201	501,597
General Mills, Inc.	12,623	583,940
Hormel Foods Corp.	6,499	159,940
Keurig Dr. Pepper, Inc.	31,785	872,180
Lamb Weston Holdings, Inc.	2,949	135,448
McCormick & Co., Inc.	5,773	356,945
Molson Coors Beverage Co., Cl. B	4,032	193,697
Mondelez International, Inc., Cl. A	30,836	1,802,981
Monster Beverage Corp.(a)	16,814	1,357,899
PepsiCo, Inc.	32,304	4,962,863
Philip Morris International, Inc.	36,777	6,599,265
The Campbell’s Company(b)	5,361	150,001
The Coca-Cola Company	91,465	6,842,497
The Hershey Company	3,447	671,303
The J.M. Smucker Company	2,433	255,124
The Kraft Heinz Company	20,992	498,350
Tyson Foods, Inc., Cl. A	7,003	457,506
		30,289,134
Health Care Equipment & Services — 3.5%
Abbott Laboratories	41,082	4,490,263
Align Technology, Inc.(a)	1,639	267,206
Baxter International, Inc.	11,830	237,428
Becton Dickinson & Co.	6,806	1,384,885
Boston Scientific Corp.(a)	34,864	3,260,830
Cardinal Health, Inc.	5,528	1,187,857
Cencora, Inc.	4,627	1,662,111
Centene Corp.(a)	11,235	486,700
CVS Health Corp.	30,041	2,238,655
DaVita, Inc.(a)	917	100,265
Dexcom, Inc.(a)	9,458	690,812
Edwards Lifesciences Corp.(a)	13,649	1,110,483
Elevance Health, Inc.	5,208	1,800,614
GE HealthCare Technologies, Inc.	10,506	829,659
HCA Healthcare, Inc.	3,736	1,824,177
Henry Schein, Inc.(a),(b)	2,517	189,983
Hologic, Inc.(a)	5,499	412,040
Humana, Inc.	2,914	568,813
IDEXX Laboratories, Inc.(a)	1,894	1,269,851
Insulet Corp.(a)	1,656	423,621
Intuitive Surgical, Inc.(a)	8,375	4,222,842
Labcorp Holdings, Inc.	1,970	534,894
McKesson Corp.	2,922	2,428,796
Medtronic PLC	30,061	3,095,081
Molina Healthcare, Inc.(a)	1,257	225,745
Quest Diagnostics, Inc.	2,644	494,507
ResMed, Inc.	3,380	873,088
Solventum Corp.(a)	3,598	276,938
STERIS PLC	2,277	597,940
Stryker Corp.	8,180	3,023,001
The Cigna Group	6,236	1,709,350
The Cooper Companies, Inc.(a)	4,644	377,929

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Health Care Equipment & Services — 3.5% (continued)
UnitedHealth Group, Inc.	21,401	6,140,589
Universal Health Services, Inc., Cl. B	1,354	272,506
Zimmer Biomet Holdings, Inc.	4,864	423,508
		49,132,967
Household & Personal Products — .9%
Church & Dwight Co., Inc.	5,854	563,448
Colgate-Palmolive Co.	19,222	1,735,554
Kenvue, Inc.	45,732	795,737
Kimberly-Clark Corp.	8,060	805,919
The Clorox Company	2,950	332,731
The Estee Lauder Companies, Inc., Cl. A	6,007	692,487
The Procter & Gamble Company	55,207	8,378,766
		13,304,642
Insurance — 1.7%
Aflac, Inc.	11,180	1,240,421
American International Group, Inc.	12,720	952,474
Aon PLC, Cl. A	5,025	1,756,941
Arch Capital Group Ltd.(a)	8,523	818,549
Arthur J. Gallagher & Co.	6,129	1,528,389
Assurant, Inc.	1,096	260,990
Brown & Brown, Inc.	6,750	486,675
Chubb Ltd.	8,647	2,676,765
Cincinnati Financial Corp.	3,762	605,268
Erie Indemnity Co., Cl. A	568	160,750
Everest Group Ltd.	1,023	338,899
Globe Life, Inc.	1,803	252,817
Loews Corp.	4,026	425,025
Marsh & McLennan Cos., Inc.	11,546	2,172,842
MetLife, Inc.	12,971	1,023,153
Principal Financial Group, Inc.	4,641	439,596
Prudential Financial, Inc.	8,408	934,213
The Allstate Corp.	6,209	1,235,529
The Hartford Insurance Group, Inc.	6,523	880,996
The Progressive Corp.	13,945	2,900,560
The Travelers Companies, Inc.	5,320	1,513,593
W. R. Berkley Corp.	6,978	478,551
Willis Towers Watson PLC	2,292	727,641
		23,810,637
Materials — 2.0%
Air Products and Chemicals, Inc.	5,279	1,438,527
Albemarle Corp.	2,701	460,872
Amcor PLC	11,104	491,352
Avery Dennison Corp.	1,745	323,715
Ball Corp.	6,086	346,111
CF Industries Holdings, Inc.	3,449	321,550
Corteva, Inc.	16,313	1,187,586
CRH PLC	15,834	1,938,240
Dow, Inc.	16,181	445,787
DuPont de Nemours, Inc.	10,171	446,710
Ecolab, Inc.	5,993	1,689,966
Freeport-McMoRan, Inc.	34,370	2,070,105

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Materials — 2.0% (continued)
International Flavors & Fragrances, Inc.	5,930	413,973
International Paper Co.	12,228	493,033
Linde PLC	11,032	5,041,293
LyondellBasell Industries NV, Cl. A	6,025	295,225
Martin Marietta Materials, Inc.	1,405	915,990
Newmont Corp.	25,782	2,896,608
Nucor Corp.	5,379	955,956
Packaging Corp. of America	2,149	478,260
PPG Industries, Inc.	5,383	622,436
Smurfit WestRock PLC	12,642	526,286
Steel Dynamics, Inc.	3,311	594,556
The Mosaic Company	6,781	186,478
The Sherwin-Williams Company	5,518	1,956,904
Vulcan Materials Co.	3,094	929,871
		27,467,390
Media & Entertainment — 10.0%
Alphabet, Inc., Cl. A	137,454	46,459,452
Alphabet, Inc., Cl. C	109,860	37,190,906
Charter Communications, Inc., Cl. A(a),(b)	2,148	442,746
Electronic Arts, Inc.	5,359	1,092,807
Fox Corp., Cl. A	4,637	337,481
Fox Corp., Cl. B	3,362	220,446
Live Nation Entertainment, Inc.(a),(b)	3,697	537,729
Match Group, Inc.	5,714	177,991
Meta Platforms, Inc., Cl. A	51,454	36,866,791
Netflix, Inc.(a)	100,109	8,358,100
News Corp., Cl. A	8,970	242,459
News Corp., Cl. B	3,394	105,553
Omnicom Group, Inc.	7,641	588,663
Paramount Skydance Corp., Cl. B(b)	5,578	62,529
Take-Two Interactive Software, Inc.(a)	4,166	917,770
The Trade Desk, Inc., Cl. A(a)	10,502	318,526
The Walt Disney Company	42,179	4,757,791
TKO Group Holdings, Inc.	1,624	328,990
Warner Bros Discovery, Inc.(a)	57,676	1,588,397
		140,595,127
Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
AbbVie, Inc.	41,756	9,312,006
Agilent Technologies, Inc.	6,644	889,299
Amgen, Inc.	12,721	4,349,055
Biogen, Inc.(a)	3,555	639,509
Bio-Techne Corp.	3,749	240,273
Bristol-Myers Squibb Co.	48,316	2,659,796
Charles River Laboratories International, Inc.(a)	1,131	238,053
Danaher Corp.	14,801	3,239,791
Eli Lilly & Co.	18,762	19,459,008
Gilead Sciences, Inc.	29,232	4,149,482
Incyte Corp.(a)	3,776	377,864
IQVIA Holdings, Inc.(a)	4,059	934,179
Johnson & Johnson	56,921	12,935,297
Merck & Co., Inc.	58,639	6,466,123

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.9% (continued)
Mettler-Toledo International, Inc.(a)	485	666,021
Moderna, Inc.(a),(b)	8,386	369,571
Pfizer, Inc.	133,793	3,537,487
Regeneron Pharmaceuticals, Inc.	2,349	1,741,666
Revvity, Inc.	2,776	302,029
Thermo Fisher Scientific, Inc.	8,876	5,135,742
Vertex Pharmaceuticals, Inc.(a)	5,994	2,816,581
Viatris, Inc.	26,861	351,611
Waters Corp.(a)	1,444	535,320
West Pharmaceutical Services, Inc.	1,699	392,673
Zoetis, Inc.	10,455	1,304,993
		83,043,429
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A(a)	6,816	1,160,969
CoStar Group, Inc.(a)	9,945	611,618
		1,772,587
Semiconductors & Semiconductor Equipment — 14.7%
Advanced Micro Devices, Inc.(a)	38,463	9,105,346
Analog Devices, Inc.	11,711	3,640,716
Applied Materials, Inc.	18,821	6,066,385
Broadcom, Inc.	111,569	36,962,810
First Solar, Inc.(a)	2,590	584,097
Intel Corp.(a)	105,933	4,922,706
KLA Corp.	3,104	4,432,326
Lam Research Corp.	29,674	6,927,692
Microchip Technology, Inc.	12,621	958,186
Micron Technology, Inc.	26,519	11,002,203
Monolithic Power Systems, Inc.	1,129	1,269,165
NVIDIA Corp.	574,102	109,728,115
NXP Semiconductors NV	5,870	1,327,442
ON Semiconductor Corp.(a)	9,471	567,218
Qnity Electronics, Inc.	5,098	490,325
QUALCOMM, Inc.	25,303	3,835,682
Skyworks Solutions, Inc.	3,871	215,847
Teradyne, Inc.	3,713	895,019
Texas Instruments, Inc.	21,454	4,624,410
		207,555,690
Software & Services — 9.7%
Accenture PLC, Cl. A	14,642	3,860,217
Adobe, Inc.(a)	9,834	2,883,820
Akamai Technologies, Inc.(a)	3,612	350,906
AppLovin Corp., Cl. A(a)	6,395	3,025,538
Autodesk, Inc.(a)	5,076	1,283,568
Cadence Design Systems, Inc.(a)	6,405	1,898,186
Cognizant Technology Solutions Corp., Cl. A	11,313	928,345
CrowdStrike Holdings, Inc., Cl. A(a)	5,929	2,617,090
Datadog, Inc., Cl. A(a)	7,662	990,850
EPAM Systems, Inc.(a)	1,289	268,885
Fair Isaac Corp.(a)	572	836,933
Fortinet, Inc.(a)	14,706	1,195,010
Gartner, Inc.(a)	1,639	343,551

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Software & Services — 9.7% (continued)
Gen Digital, Inc.	13,470	323,145
GoDaddy, Inc., Cl. A(a)	3,192	320,860
International Business Machines Corp.	22,084	6,773,163
Intuit, Inc.	6,584	3,284,889
Microsoft Corp.	175,594	75,556,342
Oracle Corp.	39,738	6,540,080
Palantir Technologies, Inc., Cl. A(a)	53,969	7,911,316
Palo Alto Networks, Inc.(a)	16,042	2,838,953
PTC, Inc.(a)	2,785	434,822
Roper Technologies, Inc.	2,541	943,295
Salesforce, Inc.	22,492	4,774,827
ServiceNow, Inc.(a)	24,431	2,858,671
Synopsys, Inc.(a)	4,379	2,036,739
Trimble, Inc.(a)	5,516	372,882
Tyler Technologies, Inc.(a)	1,031	380,851
VeriSign, Inc.	1,899	463,793
Workday, Inc., Cl. A(a)	5,093	894,484
		137,192,011
Technology Hardware & Equipment — 8.7%
Amphenol Corp., Cl. A	28,919	4,166,650
Apple, Inc.	349,100	90,584,468
Arista Networks, Inc.(a)	24,267	3,439,605
CDW Corp.	3,057	386,374
Cisco Systems, Inc.	93,102	7,291,749
Corning, Inc.	18,644	1,924,993
Dell Technologies, Inc., Cl. C	7,045	806,230
F5, Inc.(a)	1,328	366,010
Hewlett Packard Enterprise Co.	30,937	665,764
HP, Inc.	22,578	438,916
Jabil, Inc.	2,437	578,032
Keysight Technologies, Inc.(a)	4,129	893,227
Motorola Solutions, Inc.	3,965	1,596,071
NetApp, Inc.	4,667	449,665
Sandisk Corp.(a)	3,333	1,920,641
Seagate Technology Holdings PLC	5,194	2,117,542
Super Micro Computer, Inc.(a)	11,880	345,827
TE Connectivity PLC	7,026	1,565,252
Teledyne Technologies, Inc.(a)	1,145	710,243
Western Digital Corp.	8,073	2,020,107
Zebra Technologies Corp., Cl. A(a)	1,139	267,642
		122,535,008
Telecommunication Services — 1.0%
AT&T, Inc.	167,377	4,386,951
Comcast Corp., Cl. A	85,866	2,554,514
T-Mobile US, Inc.	11,478	2,263,576
Verizon Communications, Inc.	99,616	4,434,904
		13,639,945
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	2,706	527,535
CSX Corp.	44,471	1,679,225
Delta Air Lines, Inc.	15,290	1,007,458

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Transportation — 1.3% (continued)
Expeditors International of Washington, Inc.	3,125	501,688
FedEx Corp.	5,177	1,668,288
J.B. Hunt Transport Services, Inc.	1,668	338,137
Norfolk Southern Corp.	5,353	1,559,008
Old Dominion Freight Line, Inc.	4,406	763,119
Southwest Airlines Co.	12,098	574,897
Uber Technologies, Inc.(a)	49,090	3,929,654
Union Pacific Corp.	13,941	3,277,529
United Airlines Holdings, Inc.(a)	7,788	796,868
United Parcel Service, Inc., Cl. B	17,636	1,873,296
		18,496,702
Utilities — 2.2%
Alliant Energy Corp.	5,798	382,146
Ameren Corp.	6,375	658,410
American Electric Power Co., Inc.	12,660	1,516,351
American Water Works Co., Inc.	4,744	612,593
Atmos Energy Corp.	3,902	649,059
CenterPoint Energy, Inc.	15,816	627,737
CMS Energy Corp.	7,094	507,150
Consolidated Edison, Inc.	8,426	898,464
Constellation Energy Corp.	7,417	2,081,804
Dominion Energy, Inc.	20,054	1,206,649
DTE Energy Co.	4,750	638,305
Duke Energy Corp.	18,334	2,224,831
Edison International	9,038	562,887
Entergy Corp.	10,674	1,023,530
Evergy, Inc.	5,194	398,536
Eversource Energy	9,034	624,520
Exelon Corp.	23,806	1,066,033
FirstEnergy Corp.	12,694	600,934
NextEra Energy, Inc.	49,183	4,323,186
NiSource, Inc.	11,733	519,655
NRG Energy, Inc.	4,417	674,167
PG&E Corp.	52,425	808,393
Pinnacle West Capital Corp.(b)	2,904	271,698
PPL Corp.	17,763	643,909
Public Service Enterprise Group, Inc.	11,701	963,694
Sempra	15,514	1,349,873
The AES Corp.	16,367	239,776
The Southern Company	26,010	2,322,953
Vistra Corp.	7,483	1,184,933
WEC Energy Group, Inc.	7,618	843,084
Xcel Energy, Inc.	13,683	1,040,729
		31,465,989
Total Equity Securities - Common Stocks (cost $235,139,968)		1,399,694,131

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $8,186,185)	3.72	8,186,185	8,186,185
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $147,048)	3.72	147,048	147,048
Total Investments (cost $243,473,201)		100.0%	1,408,027,364
Liabilities, Less Cash and Receivables		(.0%)	(360,030)
Net Assets		100.0%	1,407,667,334

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $17,001,044 and the value of the collateral was
$17,760,412, consisting of cash collateral of $147,048 and U.S. Government & Agency securities valued at $17,613,364.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-mini	27	3/20/2026	9,402,506	9,403,763	1,257
Gross Unrealized Appreciation					1,257
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Institutional S&P 500 Stock Index Fund
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,399,694,131	—	—	1,399,694,131
Investment Companies	8,333,233	—	—	8,333,233
	1,408,027,364	—	—	1,408,027,364
Other Financial Instruments:
Futures††	1,257	—	—	1,257
	1,257	—	—	1,257

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s Valuation Designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2026 are set forth in the fund’s Schedule of Investments.
At January 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,164,555,420, consisting of $1,177,930,912 gross unrealized appreciation and $13,375,492 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.